Description of Organization and Business Operations (Details) - USD ($)		4 Months Ended	6 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 15, 2020
Description of Organization and Business Operations
Purchase price, per unit		$ 10.00	$ 10.00
Proceeds from issuance initial public offering			$ 287,500,000
Proceeds received from private placement			7,775,000
Cash		$ 202,000	498,000
Working capital deficit		325,000
Maximum interest to pay dissolution expenses		$ 100,000	$ 100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account		80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Minimum net tangible assets upon consummation of business combination		$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without companys prior written consent		15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Repayment of promissory note - related party			$ 300,000
Private Placement Warrants
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares)		777,500	777,500
Price of warrant		$ 10.00	$ 10.00
Proceeds received from private placement		$ 7,800,000	$ 7,800,000
Related Party Loans
Description of Organization and Business Operations
Maximum borrowing capacity of related party promissory note		300,000		$ 300,000
Initial Public Offering
Description of Organization and Business Operations
Number of units sold	28,750,000
Proceeds from issuance initial public offering	$ 287,500,000
Other offering costs	6,200,000
Consideration received from the sale of Founder shares		25,000	$ 25,000
Initial Public Offering | Warrants
Description of Organization and Business Operations
Proceeds from issuance initial public offering	$ 287,500,000
Price of warrant	$ 10.00
Initial Public Offering | Related Party Loans
Description of Organization and Business Operations
Advance received from related party	$ 13,000	13,000
Repayment of promissory note - related party	300,000
Maximum borrowing capacity of related party promissory note	$ 300,000	$ 300,000
Over-allotment option
Description of Organization and Business Operations
Number of units sold	3,750,000
Purchase price, per unit	$ 10.00